Summary of Significant Accounting Policies Intangible Assets (Details) - Orbitz	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years